Cryptocurrency - Schedule of Cryptocurrency (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Cryptocurrency.
Gross carrying amount	$ 32,603	$ 15,076
Less: Impairment of cryptocurrency	(4,261)	(2,545)
Net	$ 28,342	$ 12,531